SCHEDULE H, PART IV, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 006 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($)
SCHEDULE H, PART IV, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Investments, Cost	$ 0	[1]
Participant Loans	$ 4,546,759	[1]
Minimum [Member]
SCHEDULE H, PART IV, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Loans to participants, interest rate	4.75%
Maximum [Member]
SCHEDULE H, PART IV, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Loans to participants, interest rate	10.00%

[1]	Party-in-interest